Equity reserves	12 Months Ended
Dec. 31, 2019
Disclosure of reserves within equity [abstract]
Equity reserves [Text Block]

11. Equity reserves

(a) Share-based options

The Company maintains a rolling share-based option plan providing for the issuance of share-based options for up to 9% of the Company’s issued and outstanding common shares. The Company may grant options from time to time to its directors, officers, employees and other service providers. On May 22, 2017, the Company amended its share-based option plan. All options granted prior to this date vest 25% on the date of grant and 12.5% every three months thereafter for a total vesting period of 18 months. Any options granted subsequent to May 22, 2017 vest 33% every twelve months following the grant date for a total vesting period of three years.

During the year ended December 31, 2019, the Company granted 3,803,700 stock options, with a weighted average exercise price of C$0.99 per option, to directors, officers and employees of the Company. Additionally, during the year ended December 31, 2019, 403,116 stock options were exercised by directors, officers and/or employees of the Company for total aggregate proceeds of $0.3 million (year ended December 31, 2018 – nil).

During the year ended December 31, 2019, the Company recognized share-based payments expense relating to stock options of $1.0 million (December 31, 2018 – $0.9 million share-based payment expense of which $32 was capitalized to mineral properties

The following table is a reconciliation of the movement in share-based options for the year:

		Weighted average
	Number of Options	exercise price
		C$
Balance, December 31, 2017	12,578,625	2.52
Granted	2,739,802	1.08
Cancelled/Expired	(1,836,000)	2.48
Balance, December 31, 2018	13,482,427	2.22
Granted	3,803,700	0.99
Exercised	(403,116)	1.09
Cancelled/Expired	(4,314,649)	2.07
Balance, December 31, 2019	12,568,362	1.93

The fair value of the share-based options granted is determined using the Black Scholes pricing model. For all grants during the year ended December 31, 2019, the weighted average expected life, dividend yield and forfeiture rate were 3.79 years, nil and 3.10%, respectively. For all grants during fiscal 2018, the assumed life, dividend yield and forfeiture rate were 3.62 years, nil and 2.56%, respectively.

Other conditions and assumptions were as follows:

			Weighted		Weighted
		Weighted	average risk-	Weighted	average Black-
	Number of	average	free interest	average	Scholes value
	options	exercise price	rate	volatility	assigned
Period	granted	C$			C$
Year ended December 31, 2018	2,739,802	1.08	2.37%	68.81%	0.51
Year ended December 31, 2019	3,803,700	0.99	2.38%	66.93%	0.50

The following table summarizes the share-based options outstanding and exercisable at December 31, 2019:

	Total options outstanding			Total options exercisable
		Weighted	Weighted		Weighted	Weighted
Range of exercise price	Number	average	average	Number	average	average
		contractual life	exercise		contractual life	exercise
		(years)	price C$		(years)	price C$
C$0.00-C$1.00	3,355,000	4.15	0.97	-	-	-
C$1.01-C$2.00	4,321,737	2.40	1.43	2,308,157	1.64	1.71
C$2.01-C$3.00	2,454,625	0.17	2.09	2,454,625	0.17	2.09
C$3.01-C$4.00	2,267,000	2.16	3.97	2,267,000	2.16	3.97
C$4.01-C$5.00	170,000	1.57	4.38	170,000	1.57	4.38
	12,568,362	2.38	1.93	7,199,782	1.30	2.61

(b) Restricted Share Units (“RSU”)

The Company has an approved Restricted and Performance Share Unit Cash Plan (the “RSU Plan”). Under the RSU Plan, the Company may grant share units from time to time to its directors, officers and employees. RSUs are awards for service which upon vesting and settlement entitle the recipient to receive a cash payment equal to the fair market value of a common share at the vesting date. The Board shall, at its sole discretion, determine any and all vesting conditions of granted RSUs.

During the year ended December 31, 2019, the Company granted 2,024,553 RSUs to directors, officers and employees of the Company. For all RSUs granted during the year, the awards vest in three equal tranches over a service period of three years. For all RSUs granted during the year ended December 31, 2019, the estimated forfeiture rate was 2.56% (December 31, 2018 – 2.56%).

The following table is a reconciliation of the movement in RSUs for the years presented:

	Number of RSUs
	December 31, 2019	December 31, 2018
Balance, beginning of year	1,455,180	-
Granted	2,024,553	2,393,247
Derecognized on closing of JV Transaction	-	(918,457)
Settled in cash	(481,622)	-
Cancelled/Expired	(754,856)	(19,610)
Balance, end of year	2,243,255	1,455,180

The RSUs granted are cash-settled awards and, therefore, represent a financial liability which is required to be marked-to-market at each reporting period-end with changes in fair value recognized in the Statement of Operations and Comprehensive Income (Loss). For the year ended December 31, 2019, the Company recognized share-based compensation expense in relation to RSUs of $0.8 million (year ended December 31, 2018 – $0.8 million, with $14 capitalized to mineral properties, plant and equipment).

As at December 31, 2019, the Company recognized a financial liability for cash-settled RSUs of $1.0 million (December 31, 2018 - $0.5 million). The financial liability associated with the cash-settled awards is recorded in accounts payable and accrued liabilities, for amounts expected to be settled within one year, and a separate non-current liability for amounts to be settled in excess of one year. The following table is a reconciliation of the movement in the RSU liability for the years presented:

	December 31, 2019	December 31, 2018
	$	$
Balance, beginning of year	541	-
Awards vested during the year, net of cancelled/expired awards	819	605
Settled in cash during the year	(359)	-
Derecognized on closing of the JV Transaction	-	(64)
Total RSU liability, end year	1,001	541

Less: current portion of RSU liability	(585)	(241)
Total non-current RSU liability, end of year	416	300